Property and Equipment, Net - Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 636	$ 568
Accumulated depreciation	(539)	(462)
Property and equipment, net	97	106
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	116	116
Furniture, Fixtures, and Other
Property Plant And Equipment [Line Items]
Property and equipment, gross	154	147
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	350	289
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 16	$ 16